UNAUDITED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Total Shareholders’ equity	Share Capital	Share Premium	Shared Based Payment Reserve	Warrant Reserves	Other Reserves	Foreign currency translation reserve	Redemption Reserve	Accumulated Deficit	Non- controlling Interest
Balance at Dec. 31, 2024	$ 99,327,000	$ 89,540,491	$ 7,913	$ 185,070,706	$ 275,917,120	$ 15,017,257	$ 67,732,146	$ (15,058)	$ 280,808	$ (454,470,401)	$ 9,786,509
Changes in equity [abstract]
Issuance of shares to debenture holders	713,590	713,590	18	713,572
Issuance of shares on exercise of warrants	1,150	1,150		1,150		(105)	105
Cancellation of ordinary shares	(18,620)	(18,620)		(18,620)
Glencore contribution in US Recycling LLC	0	(108,000)					(108,000)				108,000
Total transactions with shareholders	696,120	588,120	18	696,102		(105)	(107,895)				108,000
Total income (loss) for the period	2,245,864	2,705,578								2,705,578	(459,714)
Total other comprehensive income	321,958	321,958						321,958
Balance at Jun. 30, 2025	102,590,942	93,156,147	7,931	185,766,808	275,917,120	15,017,152	67,624,251	306,900	280,808	(451,764,823)	9,434,795
Changes in equity [abstract]
Issuance of shares to debenture holders	364,379
Balance at Dec. 31, 2025	72,832,755	73,831,715	8,380	190,216,537	278,038,156	20,667,152	52,556,433	162,526	280,808	(468,098,277)	(998,960)
Changes in equity [abstract]
Issuance of shares to debenture holders
Issuance of shares on vesting of RSUs	0		42	3,436,400	(3,436,442)
Issuance of shares on exercise of options	48,068	48,068	1	48,051	(42,351)					42,367
Issuance of warrants	1,080,000	1,080,000				1,080,000
Registered direct offering (net of costs)	23,330,071	23,330,071	570	23,329,501
Share based payments	3,143,769	3,143,769			3,143,769
Total transactions with shareholders	27,601,908	27,601,908	613	26,813,952	(335,024)	1,080,000				42,367
Total income (loss) for the period	(6,925,938)	(6,862,073)								(6,862,073)	(63,865)
Total other comprehensive income	(107,599)	(107,599)						(107,599)
Balance at Jun. 30, 2026	$ 93,401,126	$ 94,463,951	$ 8,993	$ 217,030,489	$ 277,703,132	$ 21,747,152	$ 52,556,433	$ 54,927	$ 280,808	$ (474,917,983)	$ (1,062,825)